SHARE-BASED COMPENSATION - Number of options outstanding by strike price (Details) shares in Thousands	Dec. 31, 2017 CAD ($) shares year	Dec. 31, 2016 CAD ($) shares year	Dec. 31, 2015 USD ($) shares year
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	16,629	16,119	13,911
Options outstanding, Weighted-average remaining contractual life | year	5.9	5.7	5.9
Options outstanding, Weighted-average exercise price (in Cdn$ per share)	$ 1.19	$ 1.29	$ 1.48
Options exercisable, Number outstanding (in shares) | shares	12,803	11,738
Options exercisable, Weighted-average exercise price (in Cdn$ per share)	$ 1.28	$ 1.55
0.30 to 0.50
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	3,084	3,096
Options outstanding, Weighted-average remaining contractual life | year	7.0	8.0
Options outstanding, Weighted-average exercise price (in Cdn$ per share)	$ 0.38	$ 0.38
Options exercisable, Number outstanding (in shares) | shares	2,501	1,690
Options exercisable, Weighted-average exercise price (in Cdn$ per share)	$ 0.38	$ 0.38
0.30 to 0.50 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in Cdn$ per share)	0.30
0.30 to 0.50 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in Cdn$ per share)	$ 0.50
0.51 to 1.00
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	5,921	5,837
Options outstanding, Weighted-average remaining contractual life | year	7.0	7.9
Options outstanding, Weighted-average exercise price (in Cdn$ per share)	$ 0.73	$ 0.73
Options exercisable, Number outstanding (in shares) | shares	4,393	2,929
Options exercisable, Weighted-average exercise price (in Cdn$ per share)	$ 0.77	$ 0.80
0.51 to 1.00 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in Cdn$ per share)	0.51
0.51 to 1.00 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in Cdn$ per share)	$ 1.50
1.01 to 1.50
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	2,664	547
Options outstanding, Weighted-average remaining contractual life | year	8.6	5.5
Options outstanding, Weighted-average exercise price (in Cdn$ per share)	$ 1.28	$ 1.24
Options exercisable, Number outstanding (in shares) | shares	949	480
Options exercisable, Weighted-average exercise price (in Cdn$ per share)	$ 1.26	$ 1.27
1.01 to 1.50 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in Cdn$ per share)	1.01
1.01 to 1.50 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in Cdn$ per share)	$ 1.50
1.51 to 2.50
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	3,452	4,780
Options outstanding, Weighted-average remaining contractual life | year	2.3	2.6
Options outstanding, Weighted-average exercise price (in Cdn$ per share)	$ 1.80	$ 1.84
Options exercisable, Number outstanding (in shares) | shares	3,452	4,780
Options exercisable, Weighted-average exercise price (in Cdn$ per share)	$ 1.80	$ 1.84
1.51 to 2.50 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in Cdn$ per share)	1.51
1.51 to 2.50 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in Cdn$ per share)	$ 2.50
2.51 to 3.50
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	1,278	1,434
Options outstanding, Weighted-average remaining contractual life | year	2.6	3.5
Options outstanding, Weighted-average exercise price (in Cdn$ per share)	$ 2.94	$ 2.97
Options exercisable, Number outstanding (in shares) | shares	1,278	1,434
Options exercisable, Weighted-average exercise price (in Cdn$ per share)	$ 2.94	$ 2.97
2.51 to 3.50 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in Cdn$ per share)	2.51
2.51 to 3.50 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in Cdn$ per share)	$ 3.50
3.51 to 5.00
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	230	425
Options outstanding, Weighted-average remaining contractual life | year	2.2	2.4
Options outstanding, Weighted-average exercise price (in Cdn$ per share)	$ 3.53	$ 3.69
Options exercisable, Number outstanding (in shares) | shares	230	425
Options exercisable, Weighted-average exercise price (in Cdn$ per share)	$ 3.53	$ 3.69
3.51 to 5.00 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in Cdn$ per share)	3.51
3.51 to 5.00 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in Cdn$ per share)	$ 5.00